Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains (losses) on derivative instruments designated as hedges
The amount of pretax gain (loss) recognized in other comprehensive income related to derivative instruments designated as cash flow hedges is provided in the following table.

	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Derivative
(Millions)	2021	2020	2019
Foreign currency forward/option contracts	$108	$(111)	$96
Interest rate contracts	—	(2)	(122)
Total	$108	$(113)	$(26)

Gain (loss) on derivative instruments designated as fair value hedges
The following amounts were recorded on the consolidated balance sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Value of the Hedged Liabilities		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Value of the Hedged Liabilities
Location on the Consolidated Balance Sheet (Millions)	2021	2020	2021	2020
Short-term borrowings and current portion of long-term debt	$—	$373	$—	$5
Long-term debt	997	225	(4)	6
Total	$997	$598	$(4)	$11

Gain (loss) on derivative and non-derivative instruments designated as net investment hedges

	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income
(Millions)	2021	2020	2019
Foreign currency denominated debt	$296	$(351)	$108
Foreign currency forward contracts	8	(1)	32
Total	$304	$(352)	$140

Location in consolidated statement of income and pre-tax amounts recognized in income related to derivative instruments designated in cash flow or fair value hedging relationship
The location in the consolidated statement of income and pre-tax amounts recognized in income related to derivative instruments designated in a cash flow or fair value hedging relationship and for derivatives not designated as hedging instruments are as follows:

	Location and Amount of Gain (Loss) Recognized in Income
	Cost of sales			Other expense (income), net
(Millions)	2021	2020	2019	2021	2020	2019
Information regarding cash flow and fair value hedging relationships:
Total amounts of income and expense line items presented in the consolidated statement of income in which the effects of cash flow or fair value hedges are recorded	$18,795	$16,605	$17,136	165	366	531
Gain or (loss) on cash flow hedging relationships:
Foreign currency forward/option contracts:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	(38)	80	74	—	—	—
Interest rate contracts:
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	—	—	—	(9)	(9)	(4)
Gain or (loss) on fair value hedging relationships:
Interest rate contracts:
Hedged items	—	—	—	16	4	(8)
Derivatives designated as hedging instruments	—	—	—	(16)	(4)	8

Information regarding derivatives not designated as hedging instruments:
Gain or (loss) on derivatives not designated as instruments:
Foreign currency forward/option contracts	5	2	2	(11)	43	(13)

Location and fair value of derivative instruments
The following tables summarize the fair value of 3M’s derivative instruments, excluding nonderivative instruments used as hedging instruments, and their location in the consolidated balance sheet. Notional amounts below are presented at period end foreign exchange rates, except for certain interest rate swaps, which are presented using the inception date’s foreign exchange rate.

	Gross Notional Amount		Assets			Liabilities
			Location	Fair Value Amount		Location	Fair Value Amount
(Millions)	2021	2020		2021	2020		2021	2020
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	1,768	1,630	Other current assets	$54	$14	Other current liabilities	$19	$67
Foreign currency forward/option contracts	800	669	Other assets	41	10	Other liabilities	1	25
Interest rate contracts	—	403	Other current assets	—	7	Other current liabilities	—	—
Interest rate contracts	800	—	Other Assets	—	—	Other liabilities	9	—
Total derivatives designated as hedging instruments				95	31		29	92

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	3,731	3,166	Other current assets	24	13	Other current liabilities	4	14
Total derivatives not designated as hedging instruments				24	13		4	14

Total derivative instruments				$119	$44		$33	$106

Offsetting assets
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties

	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements				Net Amount of Derivative Assets
			Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received
(Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Derivatives subject to master netting agreements	$119	$44	$25	$11	$—	$—	$94	$33
Derivatives not subject to master netting agreements	—	—					—	—
Total	$119	$44					$94	$33

Offsetting liabilities
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties

	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements				Net Amount of Derivative Liabilities
			Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Received
(Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Derivatives subject to master netting agreements	$33	$106	$25	$11	$—	$—	$8	$95
Derivatives not subject to master netting agreements	—	—					—	—
Total	$33	$106					$8	$95